Schedule of net operating revenue (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transmission revenue
Net revenue		R$ 33,646	R$ 25,228	R$ 25,486
Restated 1 [Member]
IfrsStatementLineItems [Line Items]
Revenue from supply of energy (a)		29,619	26,432	26,928
Revenue from use of the electricity distribution systems (TUSD) (b)		3,448	3,022	2,722
CVA, and Other financial components (c)		2,146	455	58
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers– realization	[1]	1,317	266
Transmission revenue
Transmission operation and maintenance revenue (d)		355	280	352
Transmission construction revenue (d) (note 14)		252	201	312
Interest revenue arising from the financing component in the transmission contract asset (d) (note 14)		660	438	328
Distribution construction revenue		1,852	1,436	980
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession (e)		54	16	18
Revenue on financial updating of the Concession Grant Fee (f)		523	347	318
Energy transactions on the CCEE (g)		1,157	154	432
Mechanism for the sale of surplus (h)		453	234
Supply of gas		3,470	2,011	2,298
Fine for violation of service continuity indicator		(70)	(51)	(58)
Advances for services provided (i)		154		1,428
Other operating revenues (j)		1,935	1,709	1,721
Deductions on revenue (k)		(13,679)	(11,722)	(12,351)
Net revenue		R$ 33,646	R$ 25,228	R$ 25,486

[1]	For more information, see note 9a from these financial statements.